GOODWILL AND INTANGIBLE ASSETS - Gross carrying value, accumulated amortization and net carrying value of intangible assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 189,185	$ 184,145
Accumulated Amortization	42,226	20,435
Net Carrying Value	146,959	163,710
Status
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	80,000	80,000
Accumulated Amortization	15,644	7,645
Net Carrying Value	64,356	72,355
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	74,600	70,000
Accumulated Amortization	14,443	6,609
Net Carrying Value	60,157	63,391
Non-competion agreement
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	210	100
Accumulated Amortization	209	100
Net Carrying Value	1
Trade name
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	14,230	13,900
Accumulated Amortization	5,493	2,487
Net Carrying Value	8,737	11,413
Developed technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	19,545	19,545
Accumulated Amortization	6,380	3,559
Net Carrying Value	13,165	15,986
Leasehold interest - favorable
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	600	600
Accumulated Amortization	57	35
Net Carrying Value	$ 543	$ 565